                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       February 13, 2007
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-01190                                Frank Russell Company
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $2,022,119,898


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT GENESIS ASSET MANAGERS, LLP

AS AT 30 SEPTEMBER 2006

GENESIS ASSET MANAGERS, LLP
As at 31 December 2006

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
                              ITEM 2 -
                              TITLE OR    ITEM 3 -                    ITEM 5:       ITEM 6: INV  ITEM 7:
ITEM 1 - STOCK NAME           CLASS       CUSIP      ITEM 4: FMV      SHARES        DISCRETION   MANAGER   ITEM 8: VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
SECURITY / CASH                         CUSIP   BASE MARKET VALUE      AMOUNT
                                                             US$
Anglogold Ashanti Spon         ADR      US0351282     80,994,423     1,719,992.00        Sole      1     Sole          1,496,073.00
                                                                                                         None                223919
Banco Macro Bansud             ADR      US05961W1     49,243,138     1,577,800.00        Sole      1     Sole          1,353,600.00
                                                                                                         None            224,200.00
Bancolombia                    ADR      US05968L1     31,475,543     1,011,100.00        Sole      1     Sole            879,900.00
                                                                                                         None                131200
BMB Munai (Certificated)       COM      US09656A1      5,435,100     1,098,000.00        Sole      1     Sole          1,098,000.00
Brasil Telecom Participacoes   ADR      US1055301    112,022,701     2,624,097.00        Sole      1     Sole          1,825,797.00
                                                                                                         None                798300
Check Point Software           VOM     IL00108241    219,770,972    10,026,048.00        Sole      1     Sole          6,943,848.00
                                                                                                         None          3,082,200.00
Companhia Brasileira De Dist.  ADR      US20440T2    112,972,854     3,306,200.00        Sole      1     Sole          2,340,300.00
                                                                                                         None            965,900.00
Embotelladora Andina         ADS REP E  US29081P3     52,164,716     3,081,200.00        Sole      1     Sole          1,855,800.00
                                                                                                         None               1225400
Femsa                          ADS      US3444191    147,794,844     1,276,735.00        Sole      1     Sole            887,974.00
                                                                                                         None            388,761.00
Kookmin Bank Spons             ADR      US50049M1        338,688         4,200.00        Sole      1     Sole              4,200.00
Korea Electric Power Spon      ADR      US5006311      3,331,557       146,700.00        Sole      1     Sole            105,200.00
                                                                                                         None             41,500.00
Mobile Telesystems             ADR      US6074091    346,469,600     6,903,160.00        Sole      1     Sole          5,861,960.00
                                                                                                         None          1,041,200.00
SK Telecom Co                  ADR      US78440P1     22,693,360       857,000.00        Sole      1     Sole            399,000.00
                                                                                                         None            458,000.00
Syneron Medical                COM     IL00109093     24,948,748       919,600.00        Sole      1     Sole            787,800.00
                                                                                                         None            131,800.00
Taiwan Semiconductor Co        ADR      US8740391     26,942,592     2,465,013.00        Sole      1     Sole            951,495.00
                                                                                                         None               1513518
Tele Norte Leste               ADR      US8792461    159,214,304    10,671,200.00        Sole      1     Sole          7,628,200.00
                                                                                                         None               3043000
Teva Pharmaceuticals Spons     ADR      US8816242    213,678,108     6,875,100.00        Sole      1     Sole          4,952,400.00
                                                                                                         None          1,922,700.00
Unibanco                       ADR      US90458E1     86,220,400       927,500.00        Sole      1     Sole            685,000.00
                                                                                                         None            242,500.00
Vale Rio Doce Spons            ADR      US2044121    326,408,250    12,434,600.00        Sole      1     Sole          8,841,784.00
                                                                                                         None               3592816
                                        TOTAL US$  2,022,119,898
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